Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Gross intangible asset	$ 2,091,556		$ 2,091,556		$ 2,091,556	$ 2,091,556
Amortization expense of intangible assets	34,860	$ 34,860	104,578	$ 104,578	139,437	139,437
Finite-lived intangible assets, accumulated amortization	854,494		854,494		749,916	$ 610,480
Finite-lived intangible assets, net	$ 1,237,061		$ 1,237,061		$ 1,341,640
Acquire finite-lived intangible assets, weighted average useful life			9 years 36 days		9 years 292 days